INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 23 – INCOME TAXES

During the Year ended December 31, 2023 and prior, the Company was an S Corporation for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the stockholders. As such, no recognition of federal or state income taxes for the Company has been provided for in the accompanying financial statements for 2023. Any uncertain tax positions taken by the stockholders on their individual returns was not an uncertain position of the Company.

The following is a reconciliation of the statutory federal income tax rate applied to pre-tax net loss compared to the income taxes in the consolidated statement of operations as of December 31:

2024
Income tax benefit at statutory U.S. federal rate	(21)%
State income taxes, net of federal benefit	(0.95)%
Stock-based compensation	0.60%
Non-deductible derivative liability change	0.40%
Change in valuation allowance	21%

Total tax expense	-%

Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table sets forth deferred income tax assets and liabilities for the year ended December 31:

2024
Deferred tax assets:
Net operating losses	$1,628,300
Stock compensation expense	132,400
Accrued expenses	162,700
Extinguishment of debt	66,600
Depreciation	18,900
Amortization	179,100
Allowance for doubtful accounts	188,900
Deferred tax assets:	2,376,900

Deferred tax liabilities:
Prepaid expenses	(28,700)
Other	(64,400)
Deferred tax liabilities:	(93,100)

Valuation allowance	(2,283,800)
Net deferred tax asset/(liability)	$-

The valuation allowance recorded by the Company as of December 31, 2024, resulted from the uncertainties of the future utilization of deferred tax assets relating primarily to net operating loss (“NOL”) carryforwards for federal and state income tax purposes. Realization of the NOL carryforwards is contingent on future taxable earnings. The deferred tax asset was reviewed for expected utilization using a “more likely than not” approach by assessing the available positive and negative evidence surrounding its recoverability. Accordingly, a full valuation allowance continues to be recorded against the Company’s deferred tax assets, as it was determined based upon past and projected future losses that it was “more likely than not” that the Company’s deferred tax assets would not be realized. The cumulative valuation allowance as of December 31, 2024, is $2.3 million, which will be reduced if and when the Company determines that the deferred income tax assets are more likely than not to be realized.

Management does not believe that there are significant uncertain tax positions in 2024. There are no interest and penalties related to uncertain tax positions in 2024.

The Company has federal net operating loss carryforwards of $6,580,951 as of December 31, 2024. $6,580,951 of the federal net operating loss has an indefinite carry forward period. The Company has State net operating loss carryforwards totaling $6,853,334 at December 31, 2024. The Company has various state net operating loss carryforwards. The determination of the state net operating loss carryforwards is dependent upon apportionment percentages and state laws that can change from year to year and impact the amount of such carryforwards. If such net operating loss carryforwards are not utilized, they will begin to expire in 2031.

The following table sets forth the tax years subject to examination for the major jurisdictions where the Company conducted business as of December 31, 2024:

Federal	2024
Utah	2024

Federal and state laws impose substantial restrictions on the utilization of NOL carryforwards in the event of an ownership change for income tax purposes, as defined in Section 382 of the Internal Revenue Code (“IRC”). Pursuant to IRC Section 382, annual use of the Company’s NOL carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. The Company has not completed an IRC Section 382 analysis regarding the limitation of NOL carryforwards.

However, it is possible that past ownership changes will result in the inability to utilize a significant portion of the Company’s NOL carryforward that was generated prior to any change of control. The Company’s ability to use its remaining NOL carryforwards may be further limited if the Company experiences an IRC Section 382 ownership change in connection with future changes in the Company’s stock ownership.

The Tax Cuts and Jobs Act (“TCJA”) requires taxpayers to capitalize and amortize research and experimental expenditures under IRC Section 174 for tax years beginning after December 31, 2021. This rule became effective for the Company during the year ended December 31, 2024 and resulted in the capitalization of research and development costs of $2,745,033 during the year ended December 31, 2024. Before the TCJA, businesses have had the option of deducting Section 174 expenses in the year incurred or capitalizing and amortizing the costs over five years. The Company will amortize these costs for tax purposes over five years if the research and development was performed in the U.S. and over 15 years if research and development was performed outside the U.S.

On August 16, 2022, the Inflation Reduction Act was enacted into law. This Act includes a 15.0 percent book minimum tax on the adjusted financial statement income of applicable corporations, a number of clean-energy tax credits, and a 1.0 percent excise tax on certain stock buybacks. The Company does not expect these changes to have a material impact on the provision for income taxes or the financial statements.

As of the date of this filing, the Company has not filed its 2024 federal and state corporate income tax returns. The Company expects to file these documents as soon as practicable.